ACCOUNTS RECEIVABLE, NET- Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivables, written off	¥ 0	¥ 0